Prepayments and other assets - Schedule of Prepayments and Other Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Low-interest employee loan repayable period	10 years
Share repurchase program amount					$ 20,000
Prepaid amount to security broker	[1]	$ 700	$ 712	[1]
Stock Repurchase Program, Prepayment to Broker			$ 20,000

[1]	As of December 31, 2015, the prepayment for share repurchase plan represented prepayment made to a securities broker for a share repurchase program up to USD 20 million announced in December 2014. In January 2016, the Company announced another share repurchase program to purchase up to USD 20 million shares and prepaid USD 0.7 million to a securities broker. As of December 31, 2016, all the prepayment has been utilized.